Document and Entity Information	3 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	F-3/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	DL
Entity Registrant Name	CHINA DISTANCE EDUCATION HOLDINGS LTD
Entity Central Index Key	0001438644